Summary of Significant Accounting Policies - Schedule of Depreciation Rate and Estimated Residual Value (Details) - USD ($)	Jun. 30, 2026	Mar. 31, 2026
Office Equipment [Member]
Schedule of Depreciation Rate and Estimated Residual Value [Line Items]
Property, plant and equipment useful life	3 years	3 years
Property, plant and equipment residual value
Leasehold Improvements [Member]
Schedule of Depreciation Rate and Estimated Residual Value [Line Items]
Property, plant and equipment residual value
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of lease term or 3 years